Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Feb. 28, 2013
(Oppenheimer Global Allocation Fund) | S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years (or life of class, if less)	7.10%
(Oppenheimer Global Allocation Fund) | Reference Index
Average Annual Return:
1 Year	11.81%
5 Years	2.66%
10 Years (or life of class, if less)
(Oppenheimer Global Allocation Fund) | Russell 1000 Index
Average Annual Return:
1 Year	16.42%
5 Years	1.92%
10 Years (or life of class, if less)	7.52%
(Oppenheimer Global Allocation Fund) | MSCI All Country World Index (ex-U.S.)
Average Annual Return:
1 Year	16.83%
5 Years	(2.89%)
10 Years (or life of class, if less)	9.74%
(Oppenheimer Global Allocation Fund) | Barclays Multiverse Index (ex-U.S.)
Average Annual Return:
1 Year	4.36%
5 Years	4.92%
10 Years (or life of class, if less)
(Oppenheimer Global Allocation Fund) | Barclays Capital Aggregate Bond Index
Average Annual Return:
1 Year	4.22%
5 Years	5.95%
10 Years (or life of class, if less)	5.18%
(Oppenheimer Global Allocation Fund) | Class A
Average Annual Return:
1 Year	3.84%
5 Years	(0.29%)
10 Years (or life of class, if less)	4.49%
Inception Date	Nov. 01, 1991
(Oppenheimer Global Allocation Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.46%
5 Years	(0.67%)
10 Years (or life of class, if less)	3.72%
(Oppenheimer Global Allocation Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	2.49%
5 Years	(0.39%)
10 Years (or life of class, if less)	3.61%
(Oppenheimer Global Allocation Fund) | Class B
Average Annual Return:
1 Year	4.22%
5 Years	(0.31%)
10 Years (or life of class, if less)	4.62%
Inception Date	Sep. 01, 1993
(Oppenheimer Global Allocation Fund) | Class C
Average Annual Return:
1 Year	8.33%
5 Years	0.16%
10 Years (or life of class, if less)	4.35%
Inception Date	Sep. 01, 1993
(Oppenheimer Global Allocation Fund) | Class N
Average Annual Return:
1 Year	8.90%
5 Years	0.66%
10 Years (or life of class, if less)	4.82%
Inception Date	Mar. 01, 2001
(Oppenheimer Global Allocation Fund) | Class Y
Average Annual Return:
1 Year	10.50%
5 Years	1.28%
10 Years (or life of class, if less)	5.47%
Inception Date	May 01, 2000
(Oppenheimer Small- & Mid- Cap Value Fund) | Russell 2000® Index
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years (or life of class, if less)	9.72%
(Oppenheimer Small- & Mid- Cap Value Fund) | Russell 2500® Index
Average Annual Return:
1 Year	17.88%
5 Years	4.34%
10 Years (or life of class, if less)	10.49%
(Oppenheimer Small- & Mid- Cap Value Fund) | Russell 2500® Value Index
Average Annual Return:
1 Year	19.21%
5 Years	4.54%
10 Years (or life of class, if less)	10.20%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class A
Average Annual Return:
1 Year	3.19%
5 Years	(3.59%)
10 Years (or life of class, if less)	8.42%
Inception Date	Jan. 03, 1989
(Oppenheimer Small- & Mid- Cap Value Fund) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.16%
5 Years	(3.60%)
10 Years (or life of class, if less)	7.49%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	2.07%
5 Years	(3.02%)
10 Years (or life of class, if less)	7.04%
(Oppenheimer Small- & Mid- Cap Value Fund) | Class B
Average Annual Return:
1 Year	3.57%
5 Years	(3.62%)
10 Years (or life of class, if less)	8.54%
Inception Date	Sep. 01, 1993
(Oppenheimer Small- & Mid- Cap Value Fund) | Class C
Average Annual Return:
1 Year	7.59%
5 Years	(3.19%)
10 Years (or life of class, if less)	8.22%
Inception Date	Sep. 01, 1993
(Oppenheimer Small- & Mid- Cap Value Fund) | Class N
Average Annual Return:
1 Year	8.19%
5 Years	(2.71%)
10 Years (or life of class, if less)	8.72%
Inception Date	Mar. 01, 2001
(Oppenheimer Small- & Mid- Cap Value Fund) | Class Y
Average Annual Return:
1 Year	9.80%
5 Years	(2.10%)
10 Years (or life of class, if less)	2.84%
Inception Date	Oct. 24, 2005